Income Taxes (Balance of unrecognized tax benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Unrecognized tax benefits	$ 5,619	$ 5,816	$ 5,445
Portion that, if recognized, would reduce tax expense and effective tax rate	4,059	4,307
Accrued interest on unrecognized tax benefits	807	975
Accrued penalties on unrecognized tax benefits	103	164
Lower Limit
Income Tax Disclosure [Line Items]
Reasonably possible reduction to the balance of unrecognized tax benefits in succeeding 12 months lower limit	0	0
Portion that, if recognized, would reduce tax expense and effective tax rate	0	0
Upper Limit
Income Tax Disclosure [Line Items]
Reasonably possible reduction to the balance of unrecognized tax benefits in succeeding 12 months upper limit	900	900
Portion that, if recognized, would reduce tax expense and effective tax rate	$ 300	$ 350